NET INCOME / (LOSS) PER SHARE (Details Narrative2) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Weighted average number of shares outstanding	8,790,132	8,613,227	8,732,810	8,570,527	8,577,597	8,951,051
Warrant [Member]
Weighted average number of shares outstanding	107,851
Common Stock [Member]
Weighted average number of shares outstanding	8,092,281
Equity Option [Member]
Weighted average number of shares outstanding	590,000